Indebtedness (Tables)	6 Months Ended
Jun. 30, 2013
Indebtedness [Abstract]
Schedule of Principal Payments of Outstanding Debt	Payment Schedule As of June 30, 2013, scheduled principal payments of outstanding debt are as follows:

2013	—
2014	1,167,450

$1,167,450